Summary of Selected Significant Accounting Polices (Policy)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Selected Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation:

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with United States generally accepted accounting principles ("US GAAP") to reflect the financial position, results of operations and cash flows of the Company. These financial statements have been prepared on a going concern basis, which assumes the realization of assets and satisfaction of liabilities in the normal course of business. The company reviewed subsequent events through the issue date for inclusion in these consolidated financial statements.

Use of estimates

Use of estimates:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amount of assets and liabilities reported on the Company's balance sheets and the amounts of income and expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for revenue recognition and related reserves for sales returns, useful lives of property, plant and equipment, determining impairment on long-lived assets, valuation of inventory, determining compensation expense on stock based compensation plans and accruals for incentive compensation. Actual results may differ from these estimates.

Reclassification

Reclassification:

Certain accounts in the prior year's audited consolidated financial statements have been reclassified for comparative purposes to conform to the current year's presentation. The reclassification for 2011 was to present prepaid inventory on the Balance Sheet and reclassify customer deposits from accounts payable to other accrued liabilities. Prepaid inventory was reclassified based on the percentage of total current assets threshold as of December 31, 2012.

Cash and cash equivalents		Cash and cash equivalents: The Company considers all highly liquid investments with initial maturities of three months or less to be cash equivalents.
Trade receivables

Trade receivables:

Trade receivables are carried at original invoice amount less an estimate made for doubtful receivables. Management determines the allowance for doubtful accounts on a specific identification basis as well as by using historical experience applied to an aging of accounts. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received. As of December 31, 2012 and 2011, the allowance for doubtful accounts was not significant.

Inventories

Inventories:

Inventories are stated at the lower of cost (determined on the first-in, first-out method) or market. Inventories consist primarily of merchandise held for sale. Inventories comprised of the following as March 31, 2013 and December 31, 2012:

	(in thousands)
	March 31, 2013	December 31, 2012
Finished goods	$41,884	$39,353
Raw materials	1,270	858
Finished goods in transit	5,926	6,679
Total	$49,080	$46,890

Inventories:

Inventories are stated at the lower of cost (determined on the first-in, first-out method) or market. Inventories consist primarily of merchandise held for sale. Inventories were comprised of the following as December 31, 2012 and December 31, 2011 (in thousands):

	December 31,	December 31,
	2012	2011
Finished goods	$39,353	$38,380
Raw materials	858	1,220
Finished goods in transit	6,679	4,144
Total	$46,890	$43,744

Income taxes

Income taxes:

As a result of the Business Combination, beginning August 21, 2012, the Company's results of operations are taxed as a C Corporation. Prior to the Business Combination, The Tile Shop's operations were taxed as a limited liability company, whereby The Tile Shop elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for federal income taxes has been provided in the accompanying condensed consolidated financial statements for the three months ended March 31, 2012. The provision recorded for the three months ended March 31, 2012, represents income taxes primarily payable by The Tile Shop, due to minimum fees in several states and income tax in the state of Michigan.

The change in status to a taxable entity and the transactions consummated as part of the Business Combination resulted in the recognition of deferred tax assets and liabilities based on the expected tax consequences of temporary differences between the book and tax basis of The Tile Shop's assets and liabilities at the date of the Business Combination including the following: (i) historical outside basis difference at August 21, 2012, and (ii) the tax basis increase of The Tile Shop membership interests directly held by the Company related to the Business Combination. The tax expense on income before income taxes for three months ended March 31, 2013 is $4.3 million, which is due to the significant non deductible expense added back for the change in warrant liability.

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

Income taxes:

As a result of the Business Combination, beginning August 21, 2012, the Company's results of operations are taxed as a C Corporation. Prior to the Business Combination, The Tile Shop's operations were taxed as a limited liability company, whereby The Tile Shop elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for federal income taxes has been provided in the accompanying consolidated financial statements for periods prior to August 21, 2012. The provision recorded prior to August 21, 2012, represents income taxes primarily payable by The Tile Shop, due to minimum fees in several states and income tax in the state of Michigan.

Subsequent to August 21, 2012, the Company has recognized deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

Revenue recognition

Revenue recognition:

Sales are recognized upon pick up or delivery of products which is when transfer of title to a customer occurs, the sales price is fixed or determinable, and collection is reasonably assured. The Company is required to charge and collect sales and other taxes on sales to its customers and remit the taxes back to the government authorities. Sales and other taxes are recorded in the consolidated balance sheets but excluded from the consolidated statements of income.

The Company accrues a liability for sales returns and exchanges in the period that the related sales are recognized. The customer may receive a refund or exchange the original product for a replacement of equal or similar quality for an indefinite period of time after the original purchase. The Company regularly assesses and adjusts the estimated liability for updated return rates based on actual trends and projected claim costs. The sales returns allowance and related changes were not significant as of and for the years ended at December 31, 2012, 2011 and 2010.

Cost of Sales

Cost of Sales:

Cost of Sales includes the actual cost of merchandise sold, the cost of transportation of merchandise from vendors to the Company's distribution centers, the cost of handling and shipping merchandise from the Company's stores, locations or distribution centers to the customer, and the operating cost of the Company's sourcing and distribution network.

Stock based compensation

Stock based compensation:

The Company has given equity linked incentives to certain employees. The Company accounts for equity linked incentives in accordance with ASC 718 "Stock Compensation". ASC 718 addresses the accounting for share-based payment transactions in which an enterprise receives employee services in exchange for equity instruments of the enterprise or liabilities that are based on the fair value of the enterprise's equity instruments or that may be settled by the issuance of such equity instruments.

The Company has granted cash settled and equity settled awards. Until consummation of the Business Combination, the cash settled awards are classified as liabilities as required under ASC 718. At each reporting date the liability was measured at intrinsic value with resulting changes recognized in the consolidated statements of income.

Since consummation of the Business Combination, the Company has only equity settled awards. The Company measures and recognizes compensation expense for all stock-based payments on the grant date at fair value net of forfeitures. The financial statements for the years ended December 31, 2012, 2011, and 2010 recognize compensation cost for the portion of outstanding awards which have vested during the applicable year. The Company recognizes stock-based compensation costs over the requisite service period of the award.

Restricted stock

Restricted stock:

The Company awards restricted common shares to selected employees, and non-employee directors. Recipients are not required to provide any consideration other than continued service. Company share awards are subject to certain restrictions on transfer, and all or part of the shares awarded may be subject to forfeiture upon the occurrence of certain events, including employment termination. The restricted stock is valued at its grant date fair value and expensed over the requisite service period or the vesting term of the award.

Concentration of risk

Concentration of risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits. By their nature, all such instruments involve risks including credit risks of non-performance by counterparties. A substantial portion of the Company's cash and cash equivalents and bank deposits are invested with banks with high investment grade credit ratings.

Segments

Segments:

The Company's operations consist primarily of retail sales of manufactured and natural stone tiles, setting and maintenance materials, and related accessories in the United States and through its website. The Company's chief operating decision maker only reviews the consolidated results of Company and accordingly the Company has concluded it has one reportable segment.

Advertising costs

Advertising costs:

Advertising costs are charged to expense as incurred. Advertising costs were $2.9 million, $2.1 million, and $2 million , for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

Property and equipment

Property and equipment:

Property, equipment and leasehold improvements are recorded at cost. Improvements are capitalized while repairs and maintenance costs are charged to operations when incurred. Property and equipment is depreciated or amortized using the straight-line method over estimated useful lives ranging from three to seven years. Assets purchased under a capital lease are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the accounts and any gain or loss thereon is included in the results of operations.

Asset life (in years)
Buildings and building improvements	40
Leasehold improvements	8 - 26
Furniture and fixtures	3 - 7
Machinery and equipment	5 - 7
Computer equipment	5 - 7
Purchased computer software	3 - 5
Vehicles	3 - 5

Debt issuance costs

Debt issuance costs:

The Company has capitalized approximately $594,000 of debt issuance costs during the year ended December 31, 2012. The Company amortizes the debt issuance costs under the effective method over the life of the related debt instrument and includes these costs with other assets on the consolidated balance sheets. Amortization of debt issuance costs of approximately $20,000 for the year ended December 31, 2012 is included in interest expense in the consolidated statements of income. The remaining balance of deferred costs was approximately $574,000 at December 31, 2012.

Accrued warrant liability

Accrued warrant liability:

Outstanding warrants are accounted for as derivative instruments in accordance with the Accounting Standards Codification ("ASC") Subtopic 815-40, Contracts in Entity's Own Equity. As such, changes in the fair value of the warrants are recorded in the statements of income as "Change in fair value of warrant liability."

Leases

Leases:

The Company classifies all leases at the inception date as either a capital lease or an operating lease. Leases of assets under which there is transfer of substantially the entire risk and rewards incidental to ownership as per ASC 840 "Leases" are classified as capital leases. All other leases are classified as operating leases.

Assets under capital leases are capitalized and lease payments are allocated to the lease obligation and interest on the obligation amount.

Rent expense on operating leases is charged to expense in accordance with the terms of the agreement. For leases that contain fixed escalation of the minimum rent, rent expense is recognized on a straight-line basis through the end of the lease term. The start of the lease term is the earlier of the lease commencement date or the date the Company takes possession of the asset. The difference between the straight-line rent amounts and amounts payable under the leases is recorded as deferred rent.

Earnings Per Share:

Earnings Per Share:

Basic earnings per share is calculated by dividing net income (loss) by the weighted-average number of shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding, after giving effect to all dilutive potential common shares outstanding during the period. Common stock issued to The Tile Shop members in exchange for their direct or indirect ownership interests in The Tile Shop are retroactively reflected from January 1, 2011 as the number of shares outstanding in all periods prior to August 21, 2012 for the purpose of the earnings (loss) per share calculation. The additional shares issued as part of the Business Combination have been reflected as outstanding shares from August 21, 2012. For the three months ended March 31, 2013, diluted net loss per share is identical to basic net loss per share as all potentially dilutive securities have been excluded from the calculation of diluted net loss per common share because the inclusion of such securities would be anti-diultive. For the three months ended March 31, 2012, there were no potentially dilutive securities outstanding.

	(dollars in thousands)
	For the Three months Ended March 31,
	2013	2012
Net (loss) income	$(44,717)	$10,133
Weighted-average shares outstanding - basic	44,854,988	32,000,000
Effect of diluted securities attributable to stock-based payments	-	-
Weighted-average shares outstanding - diluted	44,854,988	32,000,000
Earnings per share from continuing operations:
Basic	$(1.00)	$0.32
Diluted	$(1.00)	$0.32

Potentially dilutive securities include 2,011,500 options, 7,359,018 warrants, and 295,000 restricted shares outstanding as of March 31, 2013.

Self insurance

Self insurance:

The Company is self-insured for certain employee health benefit claims. The Company estimates a liability for aggregate losses below stop-loss coverage limits based on estimates of the ultimate costs to be incurred to settle known claims and claims not reported as of the balance sheet date. The estimated liability is not discounted and is based on a number of assumptions and factors including historical trends, and economic conditions. This liability could be affected if future occurrences and claims differ from these assumptions and historical trends. As of December 31, 2012 and 2011, an accrual of approximately $170,000 and $160,000 related to estimated claims was included in other current liabilities, respectively.